Loans and other borrowings	12 Months Ended
Mar. 31, 2019
Loans And Other Borrowings [Abstract]
Loans and other borrowings

23. Loans and other borrowings

Significant accounting policies that apply to loans and other borrowings

We initially recognise loans and other borrowings at the fair value of amounts received net of transaction costs. They are subsequently measured at amortised cost using the effective interest method and, if included in a fair value hedge relationship, are re-valued to reflect the fair value movements on the associated hedged risk. The resulting amortisation of fair value movements, on de-designation of the hedge, is recognised in the income statement.

Capital management policy

The capital structure is managed by BT Group plc, the ultimate parent of the group. Its capital management policy is set out in the Report of the Directors on page [XX].

The table below shows the key components of external gross debt and of the increase of £2,737m this year.

	At 1 April 2018 £m	Issuance/ (maturities) £m	Fair value movements £m	Foreign exchange £m	Transfer to within one year £m	Accrued interest movements £m	At 31 March 2019 £m

Debt due within one year[a]	2,281	(1,423)	(8)	(97)	1,281	66	2,100
Debt due after one year	11,994	3,972	(11)	(102)	(1,111)	34	14,776
Cash flows from Derivatives related to net debt	–	124	–	–	(124)	–	–
Overdrafts	–	46	–	–	(46)	–	–
Impact of cross-currency swaps[b]	(874)	–	–	182	–	(9)	(701)
Removal of the accrued interest and fair value adjustments[c]	(226)	–	19	–	–	(56)	(263)
External gross debt	13,175	2,719	-	(17)	-	35	15,912

[a] Including accrued interest and bank overdrafts.

[b] Translation of debt balances at swap rates where hedged by cross currency swaps.

[c] Removal of accrued interest applied to reflect the effective interest rate method and removal of fair value adjustments.

The table below gives the details of the listed bonds and other debt.

At 31 March	2019 £m	2018 £m	2017 £m

6.625% £500m bond due June 2017[a]	-	-	526
5.95% US$1,100m bond due January 2018[a]	-	-	891
3.25% €600m bond due August 2018[a]	-	541	539
2.35% US$800m bond due February 2019[a]	-	572	642
4.38% £450m bond due March 2019	-	455	460
1.125% €1,000m bond due June 2019[a]	869	883	863
8.625% £300m bond due March 2020	300	300	300
0.625% €1,500m bond due March 2021[a]	1,289	1,309	1,282
0.5% €575m bond due June 2022[a]	495	502	–
1.125% €1,100m bond due March 2023[a]	946	961	942
0.875% €500m bond due September 2023[a]	430	-	-
4.5% US$675m bond due December 2023[a]	524	-	-
1% €575m bond due June 2024[a]	498	506	–
1% €1,100m bond due November 2024[a]	943	959	–
3.50% £250m index linked bond due April 2025	433	419	403
1.75% €1,300m bond due March 2026[a]	1,118	1,137	1,113
1.5% €1,150m bond due June 2027[a]	993	1,009	–
2.125% €500m bond due September 2028[a]	433	-	-
5.125% US$700m bond due December 2028[a]	542	-	-
5.75% £600m bond due December 2028	710	721	731
9.625% US$2,670m bond due December 2030[a] (minimum 8.625%b)	2,096	1,943	2,191
3.125% £500m bond due November 2031	502	502	–
3.64% £330m bond due June 2033	339	-	-
1.613% £330m Indexed linked bond due June 2033	340	-	-
6.375% £500m bond due June 2037[a]	522	522	522
3.883% £330m bond due June 2039	340	-	-
1.739% £330m Indexed linked bond due June 2039	340	-	-
3.924% £340m bond due June 2042	350	-	-
1.774% £340m Indexed linked bond due June 2042	351	-	-
3.625% £250m bond due November 2047	250	250	–
Total listed bonds	15,953	13,491	11,405
Finance leases	206	223	229
2.21% £350m bank loan due December 2017	–	–	352
Other loans	645	532	710
Bank overdrafts (note 22)	72	29	17
Amounts due to ultimate company[c]	2,101	1,061	1,183
Total other loans and borrowings	2,818	1,622	2,262
Total loans and borrowings	18,977	15,336	13,896

[a] Designated in a cash flow hedge relationship.

[b] The interest rate payable on this bond attracts an additional 0.25% for a downgrade by one credit rating by either Moody’s or Standard & Poor’s to the group’s senior unsecured debt below A3/A–respectively. In addition, if Moody’s or Standard & Poor’s subsequently increase the ratings then the interest rate will be decreased by 0.25% for each rating category upgrade by each rating agency. In no event will the interest rate be reduced below the minimum rate reflected in the above table.

[c] Amounts due to ultimate parent company are denominated in sterling and incur a floating rate of interest based on LIBOR.

Unless previously designated in a fair value hedge relationship, all loans and other borrowings are carried on our balance sheet at amortised cost and in the table above. The fair value of listed bonds and other long-term borrowings is £17,785m (2017/18: £14,878m, 2016/17: £13,496m) and the fair value of finance leases is £251m (2017/18: £253m, 2016/17: £273m).

The fair value of our bonds and other long-term borrowings is estimated on the basis of quoted market prices (Level 1), or based on similar issuances where they exist (Level 2).

The carrying amount of other loans and bank overdrafts equates to fair value due to the short maturity of these items (Level 3).

The interest rates payable on loans and borrowings disclosed above reflect the coupons on the underlying issued loans and borrowings and not the interest rates achieved through applying associated cross-currency and interest rate swaps in hedge arrangements.

Loans and other borrowings are analysed as follows:

At 31 March	2019 £m	2018 £m	2017 £m

Current liabilities
Listed bonds	1,367	1,702	1,539
Finance leases	16	18	15
Bank loans	–	–	352
Other loans and bank overdrafts[a]	717	561	726
Amounts due to ultimate parent company	1,040	17	159
Total current liabilities	3,140	2,298	2,791
Non-current liabilities
Listed bonds	14,586	11,789	9,866
Finance leases	190	205	214
Other loans	–	–	1
Amounts due to ultimate parent company	1,061	1,044	1,024
Total non-current liabilities	15,837	13,038	11,105
Total	18,977	15,336	13,896

[a] Includes collateral received on swaps of £638m (2017/18: £525 m, 2016/17: £702 m).

The carrying values disclosed in the above table reflect balances at amortised cost adjusted for accrued interest and fair value adjustments to the relevant loans or borrowings. These do not reflect the final principal repayments that will arise after taking account of the relevant derivatives in hedging relationships which are reflected in the table below. Apart from finance leases, all borrowings as at 31 March 2019, 2018 and 2017 were unsecured.

The principal repayments of loans and borrowings at hedged rates amounted to £17,970m (2017/18: £14,219m, 2016/17: £12,138m) and repayments fall due as follows:

	2019			2018			2017
At 31 March	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m

Within one year, or on demand	3,140	(307)	2,833	2,289	(308)	1,981	2,791	(523)	2,268
Between one and two years	1,309	(133)	1,176	1,192	(66)	1,126	1,614	(197)	1,417
Between two and three years	15	-	15	1,332	(154)	1,178	1,166	(43)	1,123
Between three and four years	1,463	(89)	1,374	18	–	18	1,295	(121)	1,174
Between four and five years	964	33	997	1,489	(111)	1,378	12	–	12
After five years	12,036	(461)	11,575	8,943	(405)	8,538	6,868	(724)	6,144
Total due for repayment after more than one year	15,787	(650)	15,137	12,974	(736)	12,238	10,955	(1,085)	9,870
Total repayments	18,927	(957)	17,970	15,263	(1,044)	14,219	13,746	(1,608)	12,138
Fair value adjustments	50			73			150
Total loans and other borrowings	18,977			15,336			13,896

Obligations under finance leases are analysed as follows:

	2019	2018	2017	2019	2018	2017
	Minimum lease payments			Repayment of outstanding lease obligations
At 31 March		£m	£m		£m	£m

Amounts payable under finance leases:
Due within one year	29	33	29	16	18	14
Between two to five years	109	122	102	66	71	50
After five years	159	193	237	120	130	165
	297	348	368	202	219	229
Less: future finance charges	(95)	(129)	(139)	–	–	–
Fair value adjustments for purchase price adjustment	4	4	–	4	4	–
Total finance lease obligations	206	223	229	206	223	229

Assets held under finance leases mainly consist of buildings and network assets. Our obligations under finance leases are secured by the lessors’ title to the leased assets.